Events After the Reporting Period	12 Months Ended
Dec. 31, 2021
Events After Reporting Period [Abstract]
Events After the Reporting Period

22 Events After the Reporting Period

In January 2022, we announced a new research, development and commercialization collaboration with Pfizer to develop a potential first mRNA-based vaccine for the prevention of shingles (herpes zoster virus, or HZV). The collaboration builds on the companies’ success in developing the first approved and most widely used mRNA vaccine to help prevent COVID-19. Under the terms of the agreement, we will leverage a proprietary antigen technology identified by Pfizer’s scientists and our proprietary mRNA platform technology used in the our COVID-19 vaccine. The parties will share development costs. Clinical trials are planned to start in the second half of 2022. Pfizer will have rights to commercialize the potential vaccine on a global basis, with the exception of Germany, Turkey and certain developing countries where we will have commercialization rights. Under the terms of the agreement, Pfizer will pay $225.0 million in upfront payments, including a cash payment and an equity investment as we will pay Pfizer $25.0 million for the company’s proprietary antigen technology. In addition, we are eligible to receive future regulatory and sales milestone payments of up to $200.0 million as well as a share of gross profits arising from future product sales. The issuance of 497,727 ordinary shares with the nominal amount of €0.5 million was registered with the commercial register (Handelsregister) on March 24, 2022.

In February 2022, we gave notice to Temasek that we will exercise our early redemption option and fully redeem the convertible note on March 1, 2022, the redemption date. The early redemption will be fulfilled by issuing the number of our ordinary shares calculated pursuant to the early redemption provisions of the convertible note, plus paying any fractional share and accrued but unpaid interest up to (but excluding) the redemption date. The early redemption was already expected and reflected in the presentation of the financial liability and our estimates for future cash flows and conversion effects under the convertible note as of December 31, 2021.

In February 2022, we announced that we have entered into a multi-target research collaboration with Medigene AG, or Medigene, to develop T-cell receptor (TCR) based immunotherapies against cancer. The initial term of the collaboration is three years. Under the terms of the agreement, we will acquire Medigene’s next generation preclinical TCR program, will obtain the exclusive option to acquire additional existing TCRs in Medigene’s discovery pipeline and will receive licenses to Medigene’s PD1-41BB switch receptor and precision pairing library. We are responsible for global development and hold exclusive worldwide commercialization rights on all TCR therapies resulting from this research collaboration. Medigene will receive a €26.0 million upfront, as well as research funding for the period of the collaboration and will be eligible to receive development, regulatory and commercial milestone payments up to a triple digit million EUR amount per program in addition to tiered deferred option payments on global net sales for products based on TCRs arising from the collaboration and royalties on products utilizing at least one of the licensed technologies.

The escalation of the conflict between Russia and Ukraine which has led to armed conflicts in Ukraine has created uncertainties regarding the development of the world economy. As of the date of this filing, we do not anticipate any material impact of the conflict on our business. Russia and Ukraine are part of our collaboration partner Pfizer’s distribution territory and are currently not expected to have a material effect on our revenues. We also do not expect an impact on our clinical trial execution as we do not have active clinical sites in Russia or Ukraine. We do not have any local subsidiaries in the affected countries, do not have direct relationships with Russian banks and do not purchase raw materials or services from Russian suppliers. Together with our third party vendors, we are monitoring the situation closely to ensure that risk mitigations are implemented. We will continue to assess any impact, including the medium- to long-term implications on our business and on the world economy, as well as to continue to evaluate any risks as they arise.